Long-Term Debt - Summary of Company's Current Debt Portfolio (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended
	Jan. 22, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 07, 2014	Mar. 22, 2010	Apr. 25, 2012	Jul. 30, 2013	Jul. 13, 2013	Jan. 26, 2015	Apr. 02, 2014	Jan. 31, 2014	Dec. 14, 2012	Apr. 18, 2013	Sep. 30, 2013
Debt Instrument [Line Items]
Payments of debt issuance costs			$ (7,630,000)	$ (11,172,000)	$ (4,859,000)
Repayments of long-term debt			425,000,000	125,000,000	0
Tender offer costs	25,800,000
Write off of Deferred Debt Issuance Cost			7,700,000
Amortization of Debt Discount (Premium)			(3,800,000)
Interest Expense			44,265,000	47,820,000	33,542,000
Loss on extinguishment of debt			(30,152,000)	(5,218,000)	(2,130,000)
Debt issuance costs		7,600,000
Debt Issuance Cost Net Of Amortization		7,000,000
Total debt			615,000,000	653,781,000
Less current portion			10,000,000	25,000,000
Total long-term debt			605,000,000	628,781,000
6.75 % Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	360,000,000		360,000,000	0
Debt instrument fixed interest rate	6.75%
Debt Instrument, Redemption Amount Percentage of Principal	35.00%
Debt instrument, Redemption Price Percent	106.75%
Debt Instrument, Redemption Price After Year Three	103.375%
Debt Instrument, Redemption Price After Year Five	101.00%
7.50 % Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount									225,000,000
Debt instrument fixed interest rate									7.50%
Debt Instrument, Redemption Amount Percentage of Principal									35.00%
Debt instrument, Redemption Price Percent									107.50%
Debt Instrument, Redemption Price After Year Three									103.75%
Debt Instrument, Redemption Price After Year Five									101.00%
7.50% Senior Notes, due August 2020 (Issued July 30, 2013) [Member]
Debt Instrument [Line Items]
Total debt			225,000,000	225,000,000
9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]
Debt Instrument [Line Items]
Total debt			0	428,781,000
Term Loan [Member]
Debt Instrument [Line Items]
Total debt			30,000,000	0
Principal payments			2,500,000
Nine Point One Two Five Percent Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount							300,000,000
Tender Offer Price for Each 1000 Principal Amount			1,061.98
Tender Offer Price per Note, Consent Payment						30.00
Debt Instrument Face Amount per Note			1,000
Payments of debt issuance costs	(453,700,000)
Debt instrument fixed interest rate		9.125%							9.125%
Repayments of long-term debt	416,200,000
Accrued interest	11,700,000
Senior Notes												8,800,000
Debt Instrument, Redemption Price												9,600,000
Redemption Premium			400,000
Interest Expense			400,000
Senior Notes One [Member]
Debt Instrument [Line Items]
Repayments of debt							225,000,000
Line of Credit [Member]
Debt Instrument [Line Items]
Repayments of debt							42,000,000
Senior Notes Other [Member]
Debt Instrument [Line Items]
Aggregate principal amount								125,000,000
Par value of senior notes								104.00%
Gross proceeds of aggregate principal amount additional issued								130,000,000
Term Note Due December Twenty Seventeen [Member]
Debt Instrument [Line Items]
Total debt				0									40,000,000	50,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Variation in applicable rate for LIBOR Rate Loan			2.50%
Variation in applicable rate for LIBOR Rate Loan			3.00%
Variation in applicable rate for Base Rate Loan			1.50%
Variation in applicable rate for Base Rate Loan			2.00%
Letters of credit outstanding			11,000,000	4,600,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Increase in the amount of term loan or revolving credit facility									45,000,000
Revolving loan outstanding			30,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Increase in the amount of term loan or revolving credit facility										45,000,000
Revolving loan outstanding	40,000,000												40,000,000
Quarterly decrease in borrowing capacity										2,500,000
Base rate plus				2.00%
LIBOR plus				3.00%
Secured Debt [Member] | Goldman Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount															125,000,000
ITS [Member]
Debt Instrument [Line Items]
Debt issuance costs			5,400,000
ITS [Member] | Term Note Due April Twenty Eighteen [Member]
Debt Instrument [Line Items]
Deferred acquisition costs		4,700,000							5,600,000							5,200,000
Debt instrument fixed interest rate			7.50%
Total debt			125,000,000
Subsequent Event [Member] | 2015 Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Proceeds from Secured Lines of Credit											30,000,000
Senior secured credit facility											200,000,000.0
Variation in applicable rate for LIBOR Rate Loan											2.50%
Variation in applicable rate for LIBOR Rate Loan											3.00%
Variation in applicable rate for Base Rate Loan											1.50%
Variation in applicable rate for Base Rate Loan											2.00%
Letters of credit outstanding											11,700,000
Subsequent Event [Member] | 2012 Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Senior secured credit facility											80,000,000.0
Subsequent Event [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Line Of Credit Facility Additional Borrowing Capacity											50,000,000.0
Repayments of debt											$ 30,000,000